BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Finance lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance lease liabilities	$ 7,597,631	$ 14,187,759	$ 19,852,094
Modules, inverters, and other
Estimated useful lives	25 years	25 years
Finance lease liabilities	$ 7,597,631	$ 14,187,759